Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions used in valuation model
June 30,
2018
Common stock issuable upon exercise of warrants	2,574,570
Market value of common stock on measurement date	$1.01
Exercise price	$7.50 and $11.25
Risk free interest rate (1)	2.33%
Expected life in years	$0.95
Expected volatility (2)	102%
Expected dividend yields (3)	None

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The historical trading volatility was determined by calculating the volatility of the Company’s stock.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

	June 30,	June 30,
	2018	2017
Common stock issuable upon exercise of warrants	2,574,570	2,574,570
Market value of common stock on measurement date	$1.01	$0.82
Exercise price	$7.50 and $11.25	$7.50 and $11.25
Risk free interest rate (1)	2.33%	1.38%
Expected life in years	0.95	1.95
Expected volatility (2)	102%	106%
Expected dividend yields (3)	None	None

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The historical trading volatility was determined by calculating the volatility of the Company’s common stock.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

Schedule of fair value on a recurring basis
	Markets for Identical Assets	Other Observable Inputs	Significant Unobservable Inputs	Carrying Value as of June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2018
Derivative liability – warrant instruments	$-	$-	$30,526	$30,526
Derivative liabilities – embedded redemption feature of promissory notes	-	-	4,164,108	4,164,108
	$-	$-	$4,194,634	$4,194,634

Schedule of reconciliation of changes in the fair value of financial liabilities
	Six Months Ended
	December 31,	December 31,
	2018	2017
Beginning balance	$4,194,634	$175,853
Adoption of ASU 2017-11 – warrants	(59,397)	-
Fair value of derivative liabilities for redemption feature of promissory notes payable	-	3,843,019
Change in fair value of derivative liabilities	54,634	(335,404)
Extinguishment of derivative liabilities on conversion of promissory notes.	(4,189,871)	-
Ending balance	$-	$3,683,468

Schedule of fair value of derivative liabilities

The following table sets forth, by level within the fair value hierarchy, the Company’s derivative liabilities that were accounted for at fair value on a recurring basis as of June 30, 2018:

	Balance at June 30,	Initial valuation of derivative liabilities upon issuance of new warrants during the	Increase (decrease) in fair value of derivative	Fair value of derivatives reclassified to additional paid-in-	Balance at June 30,
	2017	period	liabilities	capital	2018
Series B warrants issued in connection with May and June 2014 offering	$98,114	$-	$(84,989)	$-	$13,125
Placement Agent warrants issued in connection with May and June 2014 offering	77,739	-	(60,338)	-	17,401
Redemption feature of promissory notes		3,309,880	854,228		4,164,108
Total	$175,853	$3,309,880	$708,901	$-	$4,194,634

The following table sets forth, by level within the fair value hierarchy, the Company’s derivative liabilities that were accounted for at fair value on a recurring basis as of June 30, 2017:

	Balance at June 30,	Initial valuation of derivative liabilities upon issuance of new warrants during the	Decrease in fair value of derivative	Fair value of derivatives reclassified to additional paid-in-	Balance at June 30,
	2016	period	liabilities	capital	2017
Series B warrants issued in connection with May and June 2014 offering	$504,482	$-	$(406,368)	$-	$98,114
Placement Agent warrants issued in connection with May and June 2014 offering	388,021	-	(310,282)	-	77,739
Total	$892,503	$-	$(716,650)	$-	$175,853